Large Company Value Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

Common Stocks (96.5%)	Shares/ Par +	Value $ (000’s)
Communication Services (4.5%)
Comcast Corp. - Class A	25,632	752
Verizon Communications, Inc.	97,273	3,693
The Walt Disney Co. *	16,847	1,589

Total		6,034

Consumer Discretionary (3.4%)
Advance Auto Parts, Inc.	8,917	1,394
Dollar Tree, Inc. *	14,736	2,006
Sodexo SA	15,346	1,154

Total		4,554

Consumer Staples (12.6%)
Colgate-Palmolive Co.	9,642	677
Conagra Brands, Inc.	80,366	2,622
Henkel AG & Co. KGaA	22,325	1,334
Kimberly-Clark Corp.	23,726	2,670
Koninklijke Ahold Delhaize NV	56,802	1,446
Mondelez International, Inc.	30,361	1,665
PepsiCo, Inc.	6,570	1,073
The Procter & Gamble Co.	6,233	787
Unilever PLC, ADR	62,693	2,749
Walmart, Inc.	13,906	1,804

Total		16,827

Energy (6.8%)
Baker Hughes	45,622	956
Chevron Corp.	6,799	977
ConocoPhillips	14,641	1,498
Exxon Mobil Corp.	40,337	3,522
TotalEnergies SE, ADR	44,921	2,090

Total		9,043

Financials (20.9%)
Aflac, Inc.	25,103	1,411
The Allstate Corp.	30,088	3,747
Ameriprise Financial, Inc.	6,261	1,577
The Bank of New York Mellon Corp.	88,708	3,417
Berkshire Hathaway, Inc. - Class B *	14,688	3,922
BlackRock, Inc.	2,805	1,544
Chubb, Ltd.	3,954	719
JPMorgan Chase & Co.	35,998	3,762
MetLife, Inc.	17,461	1,061
Northern Trust Corp.	15,869	1,358
Truist Financial Corp.	63,003	2,743
U.S. Bancorp	62,647	2,526

Total		27,787

Common Stocks (96.5%)	Shares/ Par +	Value $ (000’s)
Health Care (21.5%)
Becton Dickinson and Co.	5,767	1,285
Cigna Corp.	4,602	1,277
CVS Health Corp.	15,641	1,492
Henry Schein, Inc. *	25,832	1,699
Johnson & Johnson	37,018	6,047
Medtronic PLC	72,161	5,827
Merck & Co., Inc.	13,542	1,166
Pfizer, Inc.	29,590	1,295
Quest Diagnostics, Inc.	14,439	1,771
Roche Holding AG	3,477	1,134
Universal Health Services, Inc. - Class B	17,485	1,542
Zimmer Biomet Holdings, Inc.	39,904	4,172

Total		28,707

Industrials (10.1%)
Emerson Electric Co.	28,683	2,100
General Dynamics Corp.	3,826	812
Norfolk Southern Corp.	4,743	994
nVent Electric PLC	56,325	1,781
Oshkosh Corp.	21,401	1,504
Raytheon Technologies Corp.	44,900	3,676
Siemens AG	10,668	1,056
Southwest Airlines Co. *	48,359	1,491

Total		13,414

Information Technology (7.1%)
Applied Materials, Inc.	13,741	1,126
Automatic Data Processing, Inc.	3,037	687
Cisco Systems, Inc.	79,295	3,172
F5, Inc. *	12,596	1,823
TE Connectivity, Ltd.	13,493	1,489
Texas Instruments, Inc.	7,931	1,227

Total		9,524

Materials (2.7%)
Akzo Nobel NV	18,745	1,057
Packaging Corp. of America	12,361	1,388
Sonoco Products Co.	20,809	1,181

Total		3,626

Real Estate (0.8%)
Healthpeak Properties, Inc.	45,746	1,048

Total		1,048

Utilities (6.1%)
Duke Energy Corp.	16,961	1,578

Common Stocks (96.5%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Edison International	20,822	1,178
Eversource Energy	14,238	1,110
Pinnacle West Capital Corp.	30,228	1,950
Xcel Energy, Inc.	35,504	2,272

Total		8,088

Total Common Stocks (Cost: $139,825)		128,652

Preferred Stocks (0.5%)
Consumer Discretionary (0.5%)
Volkswagen AG, 4.860%	5,813	718

Total		718

Total Preferred Stocks (Cost: $1,149)		718

Investment Companies (0.9%)
Investment Companies (0.9%)
iShares Russell 1000 Value ETF	8,523	1,159

Total		1,159

Total Investment Companies (Cost: $1,350)		1,159

Short-Term Investments (3.3%)
Money Market Funds (3.3%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.940% #	4,420,020	4,420

Total		4,420

Total Short-Term Investments (Cost: $4,420)		4,420

Total Investments (101.2%) (Cost: $146,744)@		134,949

Other Assets, Less Liabilities (-1.2%)		(1,661)

Net Assets (100.0%)		133,288

Large Company Value Portfolio

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Morgan Stanley Capital Services, Inc.	CHF	53	54	12/30/2022	$	—P	$—	$	—P
Sell	Morgan Stanley Capital Services, Inc.	CHF	1,015	1,038	12/30/2022		6	—		6
Buy	Goldman Sachs International	EUR	216	213	12/30/2022		4	—		4
Sell	Goldman Sachs International	EUR	7,885	7,783	12/30/2022		—	(36)		(36)
Buy	Bank of America NA	GBP	55	62	12/30/2022		2	—		2
Sell	Bank of America NA	GBP	2,216	2,478	12/30/2022		26	—		26

							$38	$(36)		$2

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$38	—	$38	$(36)	—	—	$ (36)

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2022.
@

At September 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $146,744 and the net unrealized depreciation of investments based on that cost was $11,793 which is comprised of $5,310 aggregate gross unrealized appreciation and $17,103 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

P	Amount is less than one thousand.

Large Company Value Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2022.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Preferred Stocks	$—	$718	$—
Common Stocks
Consumer Discretionary	3,400	1,154	—
Consumer Staples	14,047	2,780	—
Health Care	27,573	1,134	—
Industrials	12,358	1,056	—
Materials	2,569	1,057	—
All Others	61,524	—	—
Investment Companies	1,159	—	—
Short-Term Investments	4,420	—	—
Other Financial Instruments^
Forward Foreign Currency Contracts	—	38	—

Total Assets:	$127,050	$7,937	$—

Liabilities:
Other Financial Instruments^
Forward Foreign Currency Contracts	—	(36)	—

Total Liabilities:	$—	$(36)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand